INTEREST IN JOINT VENTURES (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Cost of investment in joint ventures		$ 80,474	$ 80,499
Tri-View Shipping Pte. Ltd. [member]
Name of joint venture	[1]	Tri-View Shipping Pte. Ltd.
Principal activity	[1]	Ship owning and operating
Country of incorporation	[1]	Singapore
Proportion of ownership interest and voting power held by the Group	[1]	51.00%	51.00%
Cost of investment in joint ventures	[1]	$ 132	$ 132
IM Shipping Pte. Ltd. [member]
Name of joint venture	[2]	IM Shipping Pte. Ltd.
Principal activity	[2]	Ship owning and operating
Country of incorporation	[2]	Singapore
Proportion of ownership interest and voting power held by the Group	[2]	100.00%	51.00%
Cost of investment in joint ventures	[2]	$ 0	$ 25
Island Bulk Carriers Pte. Ltd. [member]
Name of joint venture	[1]	Island Bulk Carriers Pte. Ltd.
Principal activity	[1]	Ship owning and operating
Country of incorporation	[1]	Singapore
Proportion of ownership interest and voting power held by the Group	[1]	65.00%	65.00%
Cost of investment in joint ventures	[1],[3]
IVS Bulk Pte. Ltd. [member]
Name of joint venture	[1]	IVS Bulk Pte. Ltd.
Principal activity	[1]	Ship owning and operating
Country of incorporation	[1]	Singapore
Proportion of ownership interest and voting power held by the Group	[1]	33.50%	33.50%
Cost of investment in joint ventures	[1]	$ 66,440	$ 66,440
Petrochemical Shipping Limited [member]
Name of joint venture	[4]	Petrochemical Shipping Limited
Principal activity	[4]	Ship owning and operating
Country of incorporation	[4]	Isle of Man
Proportion of ownership interest and voting power held by the Group	[4]	50.00%	50.00%
Cost of investment in joint ventures	[4]	$ 13,902	$ 13,902
Leopard Tankers Pte. Ltd. [member]
Name of joint venture	[4]	Leopard Tankers Pte. Ltd.
Principal activity	[4]	Ship owning and operating
Country of incorporation	[4]	Singapore
Proportion of ownership interest and voting power held by the Group	[4]	50.00%	50.00%
Cost of investment in joint ventures	[3],[4]

[1]	The Group has joint control over these entities by virtue of the contractual arrangement with its joint venture partner(s) requiring resolutions on the relevant activities to be passed based on unanimous approval.
[2]	On 6 April 2018, the company entered into a Share Purchase Agreement with a joint venture shareholder, with respect to the purchase of ordinary shares representing 49% of the total issued shares in IM Shipping Pte. Ltd. (“IM Shipping”). Subsequent to the purchase of these shares, IM Shipping became a wholly-owned subsidiary of the company. As part of the transaction, one of the ship’s owned by IM Shipping, “IVS Magpie” was sold to a wholly-owned subsidiary of the company.
[3]	Amount is less than US$1,000.
[4]	These joint venture arrangements are expected to be dissolved in 2019. Accordingly, the carrying amount of the interest in joint ventures have been reclassified to assets classified as held for sale (Note 39).